GREAT-WEST FUNDS, INC.

(“Great-West Funds”)

Great-West Lifetime 2015 Fund I Institutional Class Ticker: MXMAX Class T Ticker: MXLTX Class T1 Ticker: MXLUX	Great-West Lifetime 2035 Fund III Institutional Class Ticker: MXTBX Class T Ticker: MXKLX Class T1 Ticker: MXLLX
Great-West Lifetime 2015 Fund III Institutional Class Ticker: MXNYX Class T Ticker: MXLYX Class T1 Ticker: MXLZX	Great-West Lifetime 2045 Fund I Institutional Class Ticker: MXUCX Class T Ticker: MXMLX Class T1 Ticker: MXNLX
Great-West Lifetime 2025 Fund I Institutional Class Ticker: MXOZX Class T Ticker: MXALX Class T1 Ticker: MXBLX	Great-West Lifetime 2045 Fund III Institutional Class Ticker: MXWEX Class T Ticker: MXQLX Class T1 Ticker: MXRLX
Great-West Lifetime 2025 Fund III Institutional Class Ticker: MXQBX Class T Ticker: MXELX Class T1 Ticker: MXFLX	Great-West Lifetime 2055 Fund I Institutional Class Ticker: MXXFX Class T Ticker: MXSLX Class T1 Ticker: MXTLX
Great-West Lifetime 2035 Fund I Institutional Class Ticker: MXRCX Class T Ticker: MXGLX Class T1 Ticker: MXHLX	Great-West Lifetime 2055 Fund III Institutional Class Ticker: MXZHX Class T Ticker: MXWLX Class T1 Ticker: MXXLX

(the “Fund(s)”)

Supplement dated February 19, 2016 to the Prospectus and Summary Prospectuses for

the Funds, each dated May 1, 2015, as supplemented

Notice of Fund Name Change

Effective April 29, 2016, the names of the Funds will change as set forth below. The fees, investment objectives, and investment strategies of the Funds will not change as a result of the name change.

Current Fund Name	New Fund Name
Great-West Lifetime 2015 Fund I	Great-West Lifetime Conservative 2015 Fund
Great-West Lifetime 2025 Fund I	Great-West Lifetime Conservative 2025 Fund
Great-West Lifetime 2035 Fund I	Great-West Lifetime Conservative 2035 Fund
Great-West Lifetime 2045 Fund I	Great-West Lifetime Conservative 2045 Fund
Great-West Lifetime 2055 Fund I	Great-West Lifetime Conservative 2055 Fund
Great-West Lifetime 2015 Fund III	Great-West Lifetime 2015 Fund
Great-West Lifetime 2025 Fund III	Great-West Lifetime 2025 Fund
Great-West Lifetime 2035 Fund III	Great-West Lifetime 2035 Fund
Great-West Lifetime 2045 Fund III	Great-West Lifetime 2045 Fund
Great-West Lifetime 2055 Fund III	Great-West Lifetime 2055 Fund

This Supplement must be accompanied by, or read in conjunction with, the current Prospectus and

Summary Prospectuses.

Please keep this Supplement for future reference.